Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Assets:
Money market funds, fair value	$ 4,747,000	$ 9,711,000	$ 5,547,000
Marketable securities, fair value		0		$ 0
Liabilities:
Warrant liability, fair value	10,000	2,512,000	14,679,000
Asset Backed Securities [Member]
Assets:
Marketable securities, fair value			900,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money market funds, fair value	4,747,000	9,711,000	5,547,000
Significant Other Observable Inputs (Level 2) [Member] | Asset Backed Securities [Member]
Assets:
Marketable securities, fair value			900,000
Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liability, fair value	$ 10,000	$ 2,512,000	$ 14,679,000